Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
Total long-term debt consists of the following as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024	$—	$130,451
3.19% Series A Senior Notes due October 16, 2019	73,994	73,645
3.75% Series B Senior Notes due October 16, 2022	303,991	302,648
3.90% Series C Senior Notes due October 16, 2024	27,000	27,000
0.375% Senior Unsecured Cash Convertible Notes due 2019	396,198	386,332
0.875% Senior Unsecured Cash Convertible Notes due 2021	258,404	251,335
Other notes payable bearing interest up to 6.28%	—	668
Total long-term debt	1,059,587	1,172,079
Less current portion	—	131,119
Long-term portion	$1,059,587	$1,040,960

Schedule of Maturities of Long-term Debt	Future maturities of long-term debt as of December 31, 2015 are as follows:

Year ending December 31,	(in thousands)
2016	$—
2017	—
2018	—
2019	470,192
2020	—
thereafter	589,395
$1,059,587

Schedule of Debt Conversions
Interest expense related to the Cash Convertible Notes was comprised of the following:

	Year-Ended December 31
(in thousands)	2015	2014
Coupon interest	$4,238	$3,307
Amortization of original issuance discount	16,935	12,836
Amortization of debt issuance costs	2,220	1,693
Total interest expense related to the Cash Convertible Notes	$23,393	$17,836